Financial Instruments - Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Hedge Accounting [Line Items]
Assets Current	$ 38,169,894	$ 20,038,433
Assets Non-current		30,789,703
Liabilities Current	81,195,765	304,278
Liabilities Non-current	2,629,715	21,045,216
Cash Flow Hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Assets Current	38,169,894	20,038,433
Assets Non-current		30,789,703
Liabilities Current	81,195,765	304,278
Liabilities Non-current	2,629,715	21,045,216
Exchange Rate Hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Assets Current	38,169,894	20,038,433
Assets Non-current		30,789,703
Liabilities Current	81,195,765	304,278
Liabilities Non-current	$ 2,629,715	$ 21,045,216